Loans and Allowance for Credit Losses (Loans by Domicile and Industry of Borrower Segment Classification) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Loans and Leases Receivable Disclosure [Line Items]
Unearned income, unamortized premiums-net and deferred loan fees-net		¥ (294,656)	¥ (288,507)
Total Loans, net	[1]	117,035,895	118,214,972
Loans held for sale		226,923	185,940
Domestic [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		65,696,342	67,006,528
Domestic [Member] | Manufacturing [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		10,876,625	11,796,803
Domestic [Member] | Construction [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		781,262	819,262
Domestic [Member] | Real Estate [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		11,763,769	11,622,372
Domestic [Member] | Services [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		2,689,086	2,549,300
Domestic [Member] | Wholesale and Retail [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		7,989,080	7,970,579
Domestic [Member] | Banks and Other Financial Institutions [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans	[2]	4,818,364	5,223,906
Domestic [Member] | Communication and Information Services [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		1,551,533	1,634,584
Domestic [Member] | Other Industries [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		8,939,291	8,898,712
Domestic [Member] | Consumer [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		16,287,332	16,491,010
Foreign [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		51,634,209	51,496,951
Total Loans, net		51,339,696	51,191,297
Foreign [Member] | Governments and Official Institutions [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		920,538	1,037,795
Foreign [Member] | Banks and Other Financial Institutions [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans	[2]	12,851,570	13,844,964
Foreign [Member] | Commercial and Industrial [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		30,591,173	30,279,641
Foreign [Member] | Other [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		¥ 7,270,928	¥ 6,334,551

[1]	The above table includes loans held for sale of ¥185,940 million and ¥226,923 million at March 31, 2017 and 2018, respectively.
[2]	Loans to so-called "non-bank finance companies" are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.